Other Operating Income - Summary of Other Operating Expenses (Income) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure of Other Operating Expense [abstract]
Foreign exchange gain on working capital elements	$ (28.6)	$ (6.2)
Loss on forward exchange contracts	22.7	5.9
Gain on lease termination (Note 12)	0.0	(8.7)
Other	(4.4)	(0.5)
Total	$ (10.3)	$ (9.5)